SCHEDULE OF INCOME TAX PROVISION (Details) - Broad Capital Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Federal
Current	$ 285,662
Deferred
State and Local
Current
Deferred
Change in valuation allowance
Income tax provision	$ 285,662